SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /  /
                                                                        --


         Pre-Effective Amendment No.                                  /  /
         Post-Effective Amendment No.    24                           /X/
                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         / /


         Amendment No.   25                                            /X /
                       -------
                     (Check appropriate box or boxes.)


               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
                (Address of Principal Executive Offices) Zip Code

Registrant's Telephone Number, including Area Code:   (817) 431-2197
Kenneth Trumpfheller, 1793 Kingswood Dr., Suite 200, Southlake, TX  76092
                  (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:


         / / immediately upon filing pursuant to paragraph (b) / / on February 13, 1999 pursuant to paragraph (b) / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1)
        /X/ 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          PROSPECTUS____________, 1999

                       ARISTON CONVERTIBLE SECURITIES FUND


                        40 Lake Bellevue Drive, Suite 220
                           Bellevue, Washington 98005

               For Information, Shareholder Services and Requests:
                               (800) ____________




         The investment objective of the Ariston Convertible Securities Fund (the "Fund") is total return. The Fund seeks to achieve this objective by investing primarily in a diversified portfolio of securities convertible into shares of common stock. The Fund may invest without limitation in lower rated securities commonly referred to as "junk bonds." Investments of this type are subject to greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in the Fund.


         The Fund is "no-load," which means that investors incur no sales charges, commissions or deferred sales charges on the purchase or redemption of their shares. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc.

         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated _____________, 1999 has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses (except 12b-1 fees). The Advisor pays all of the operating expenses of the Fund except 12b-1 fees, brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.


    Shareholder Transaction Expenses

Sales Load Imposed on Purchases                      NONE
Sales Load Imposed on Reinvested Dividends           NONE
Deferred Sales Load                                  NONE
Redemption Fees                                      NONE
Exchange Fees                                        NONE

    Annual Fund Operating Expenses (as a percentage of average net assets)1

Management Fees                                      ____%
12b-1 Fees                                          [0.25%]
Other Expenses2                                      0.00%
Total Fund Operating Expenses                        ____%

    1 The Fund's total operating expenses are equal to the management fee paid to the Advisor plus the 12b-1 fees because the Advisor pays all of the Fund's operating expenses (except as described above).

    2 The Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than .005% of average net assets for the first fiscal year.

         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

         You would pay the following expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period:
                                    1 Year            3 Years
                                    - ----            - -----
                                    $--                  $--

                                    THE FUND

         The Ariston Convertible Securities Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust") on ____________, 1999. On ________, 1999, the Fund acquired the assets and assumed the liabilities of the Lexington Convertible Securities Fund (the "Predecessor Fund") in a tax-free reorganization. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is Ariston Capital Management Corporation (the "Advisor").
                              FINANCIAL HIGHLIGHTS

         As a result of the reorganization described above, the Fund assumed the financial history of the Predecessor Fund. The financial information in the table below is that of the Predecessor Fund and has been audited by the Predecessor Fund's independent auditors. The Fund had no operating history prior to the reorganization. The Predecessor Fund's annual report for the most recent fiscal year includes a discussion of Predecessor Fund performance. It is available for the Fund upon request and without change.


                       INVESTMENT OBJECTIVE AND STRATEGIES


         The Fund's investment objective is total return. The Fund seeks to achieve this objective by investing primarily in a diversified portfolio of securities convertible into shares of common stock. The Fund may invest without limitation in lower rated securities commonly referred to as "junk bonds." Investments of this type are subject to greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in the Fund.

         Under normal circumstances, the Fund will invest at least 65% of its total assets in a diversified portfolio of convertible securities. The convertible securities acquired by the Fund may include those rated as low as B by Moody's Investors Service, Inc. ("Moody's) or Standard and Poor's Corporation ("S&P") or, if unrated, of comparable quality in the opinion of the Advisor. Securities which are rated Ba or B by Moody's, or BB or B by S&P, are considered speculative and thus pose a greater risk of default than investment grade securities. See "High Yield Debt Securities" on page __ for a more detailed discussion of these lower rated securities. A description of the rating categories is contained in the Appendix herein. Common stock received upon conversion or exchange of such securities will either be sold in an orderly manner or held by the Fund as described below.

         The Fund may invest up to 35% of its total assets in other securities which, in the aggregate, are considered by the Advisor to be consistent with the Fund's investment objective. Such other investments may consist of dividend and non-dividend paying nonconvertible common stocks, corporate bonds rated B or higher as described below, covered call options, put options, and stock index options. In addition, the Fund may invest up to 10% of its total assets in securities which may be restricted as to resale.

         For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load registered investment companies or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to additional management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.


HOW TO INVEST IN THE FUND

         The Fund is "no-load" and shares of the Fund are sold directly to investors on a continuous basis, subject to a minimum initial investment of $1,000 and minimum subsequent investments of $50. These minimums may be waived by the Advisor for accounts participating in an automatic investment program. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to the Ariston Convertible Securities Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.
U.S. Mail:                               Overnight:
    Ariston Convertible Securities Fund      Ariston Convertible Securities Fund
    c/o Unified Fund Services, Inc.          c/o Unified Fund Services, Inc.
    P.O. Box 6110                            431 North Pennsylvania Street
    Indianapolis,  Indiana  46206-6110       Indianapolis, Indiana  46204

         Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 800-___-____ to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                  Star Bank, N.A. Cinti/Trust
                  ABA #0420-0001-3
                  Attn: Ariston Convertible Securities Fund
                  D.D.A. # __________
                  Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to the Ariston Convertible Securities Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.



Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.


HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:
                  Ariston Convertible Securities Fund
                  c/o Unified Fund Services, Inc.
                  P.O. Box 6110
                  Indianapolis, Indiana  46206-6110

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) ___-____. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) ___-____. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at anytime if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.


SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding,rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


DIVIDENDS AND DISTRIBUTIONS


         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a quarterly basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.


TAXES
         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.


OPERATION OF THE FUND


         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services. The Fund retains Ariston Capital Management, Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington (the "Advisor"), to manage the assets of the Fund. The Advisor was founded in 1977 and provides investment management to client portfolios that include individuals, corporations, pension and profit sharing plans and other qualified retirement plan accounts. The Advisor determines the securities to be held or sold by the Fund, and the portion of the Fund's assets to be held uninvested, subject always to the Fund's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may establish.

         Richard B. Russell, President and controlling shareholder of the Advisor, is responsible for the day-to-day management of the Fund's portfolio. Mr. Russell is a graduate of the School of Business at the University of Washington and has completed additional training at the New York Institute of Finance. He specializes in portfolio management through the use of convertible securities and market forecasting. He has spent his entire professional career as an independent money manager, dating from 1972. Before founding Ariston in 1977, he was a full-time manager of private family assets. Mr. Russell has conducted extensive research on various investment topics.

         The Fund is authorized to pay the Advisor a fee equal to an annual average rate of ___% of its average daily net assets. The Advisor pays all of the operating expenses of the Fund except 12b-1 fees, brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). The Fund retains Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.


                                DISTRIBUTION PLAN

         The Fund has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay directly, or reimburse the Fund's Advisor and Distributor, for certain distribution and promotion expenses related to marketing its shares, in an amount not to exceed 0.25% of the average daily net assets of the Fund. Expenditures pursuant to the Plan and related agreements may reduce current yield after expenses.

         Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares, or that hold shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (b) expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services, including, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plan.



INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ. The Statement of Additional Information provides more information.

Convertible Securities

Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer's underlying common shares, the common shares of another company or that are indexed to an unmanaged market index at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, stock purchase warrants, zero-coupon bonds or liquid-yield option notes, Eurodollar convertible securities, convertible securities of foreign issuers, stock index notes, or a combination of the features of these securities. Convertible securities are considered by the Advisor to be an attractive investment vehicle for the Fund because they combine the benefits of higher and more stable income than the underlying common stock generally provides, with the potential of profiting from an appreciation in the value of the underlying security. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities and provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and conversely, increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from the increase in the market price of the underlying common stock. When the market price of a common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities are ranked senior to common stock on an issuer's capital structure and they are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which risk is reduced depends in large measure to the degree to which convertible securities sell above their value as fixed income securities.



Warrants
The Portfolio may invest up to 5% of its total assets at the time of purchase in warrants (not including those acquired in units or attached to other securities). A warrant is a right to purchase common stock at a specific price during a specified period of time. The value of a warrant does not necessarily change with the value of the underlying security. Warrants do not represent any rights to the assets of the issuing company. A warrant becomes worthless unless it is exercised or sold before expiration. Warrants have no voting rights and pay no dividends.


Options

The Fund may sell (write) listed covered call options on stock and stock indices in order to earn additional income and to hedge the Fund's portfolio and reduce investment risk. . A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. By writing a covered call option, the Fund generates additional income from securities in its portfolio, and may also give up some control over when the securities subject to the call may be sold. The payment received by the Fund for writing the call option (known as the option premium) may provide partial protection from a decline in the value of the underlying securities. Options on securities indices are generally similar to options on stocks except that the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a stock or bond index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by (b) a fixed "index multiplier." To cover the potential obligations involved in writing options, the Fund will either (a) hold a portfolio of stocks substantially replicating the movement of the index, or (b) the Fund will segregate with the Custodian high grade liquid debt obligations equal to the market value of the stock index option, marked to market daily. Successful use by a Fund of options on security indices will be subject to the Advisor's ability to predict correctly movement in the direction of the security market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities. Hedging strategies are defensive in nature and some capital gain potential is forsaken in advancing markets in order to reduce risk in declining markets. The Fund may also purchase put or call options provided that the premiums paid for the put or call options will not exceed 5% of the Fund's total assets. Purchased put or call options become worthless unless they are exercised or sold before expiration. The Fund is restricted to using only options that are traded on a national securities exchange.


Collateralized Short Sales

The Fund may make short sales of common stocks, provided they are "against the box," i.e., the Fund owns an equal amount of such securities or owns securities that are convertible or exchangeable without payment of further consideration into an equal or greater amount of such common stock. The Fund may make a short sale when the Fund manager believes the price of the stock may decline and for tax or other reasons, the Fund manager does not want to sell currently the stock or convertible security it owns. In such case, any decline in the value of the Portfolio would be reduced by a gain in the short sale transaction. Conversely, any increase in the value of the portfolio would be reduced by a loss in the short sale transaction. The Fund may not make short sales or maintain a short position unless at all times when a short position is open, not more than 10% of its total assets (taken at current value) is held as collateral for such sales at any one time. Short sales against the box are used to defer recognition of capital gains and losses, although the short-term or long-term nature of such gains or losses could be altered by certain provisions of the Internal Revenue Code.

High Yield Debt Securities

High yield debt securities in which the Fund may invest (rated Ba or B) are commonly referred to as "junk bonds." See the Appendix. The economy and interest rates affect high yield securities differently from other securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations to meet projected business goals, and to obtain additional financing. If the issuer of a security defaulted, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Fund's net asset value. To the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on the Advisor's ability to accurately value high yield securities and on the Fund's ability to dispose of the securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

There are risks involved in applying credit ratings as a method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not market value of high yield securities. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Advisor will continuously monitor the issuers of high yield securities in the Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities' liquidity.


U.S. Government Securities

The Fund may invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (U.S. Government Securities"). U.S. Government Securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.




Repurchase Agreements


 The Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.


GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. However, if the objectives of the Fund would be better served, short-term profits or losses may be realized from time to time. It is anticipated that portfolio turnover of the Fund will not exceed 100%.

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. Prior to the public offering of the Fund, _____________________________ purchased for investment all of the outstanding shares of the Fund and may be deemed to control the Fund.

         Shareholder inquiries should be made by telephone to 800-___-____, or by mail, c/o Unified Fund Services, Inc., to P.O. Box 6110, Indianapolis, Indiana 46204-6110.

         Year 2000 Issue. Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Advisor, Administrator or other service providers to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Advisor and Administrator have taken steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Advisor cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets and economies.


PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.

         The Fund may periodically advertise its yield for a thirty day or one month period. The "yield" of the Fund refers to the income generated by an investment in the Fund over the period, calculated on a per share basis (using the net asset value per share on the last day of the period and the average number of shares outstanding during the period). The Fund's yield quotation will always be accompanied by the Fund's average annual total return information described above.

         The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average.

The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.



Investment Advisor                       Administrator
Ariston Capital Management Corp..        AmeriPrime Financial Services, Inc.
40 Lake Bellevue Drive, Suite 220        1793 Kingswood Drive, Suite 200
Bellevue, Washington 98005               Southlake, Texas  76092

Custodian                                Distributor
Star Bank, N.A.                          AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118             1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                  Southlake, Texas  76092

Transfer Agent (all purchases and        Independent Auditors
all redemption requests)                 McCurdy & Associates CPA's, Inc.
Unified Fund Services, Inc.              27955 Clemens Road
431 North Pennsylvania Street            Westlake, Ohio  44145
Indianapolis, Indiana  46204

Legal Counsel
Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower, 441 Vine Street
Cincinnati, Ohio  45202

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

TABLE OF CONTENTS                                                           Page


SUMMARY OF FUND EXPENSES
         Shareholder Transaction Expenses
         Annual Fund Operating Expenses

THE FUND

INVESTMENT OBJECTIVE AND STRATEGIES

HOW TO INVEST IN THE FUND
         Initial Purchase
         Additional Investments
         Automatic Investment Plan
         Tax Sheltered Retirement Plans
         Other Purchase Information

HOW TO REDEEM SHARES
         By Mail
         By Telephone
         Additional Information

SHARE PRICE CALCULATION

DIVIDENDS AND DISTRIBUTIONS

TAXES

OPERATION OF THE FUND


DISTRIBUTION PLANS

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS
<

GENERAL INFORMATION
         Fundamental Policies
         Portfolio Turnover
         Shareholder Rights

      CCC, CC, C Highly speculative
      CI Income bond, no interest paid currently Caa, Ca, C - Probably in default D In default

                                   APPENDIX A
                      DESCRIPTION OF CORPORATE BOND RATINGS
                       STANDARD & POOR'S RATINGS SERVICES

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

I. Likelihood of default-capacity and willingness of the obliger as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

II.      Nature and provisions of the obligation.

III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C - Debt rated "BB", "B", "CCC", "CC", and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Debt rate "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

     B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     C - The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     C1 - The rating "C1" is reserved for income bonds on which no interest is being paid.

     D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

                         MOODY'S INVESTORS SERVICE, INC.

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers: 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                       ARISTON CONVERTIBLE SECURITIES FUND

                       STATEMENT OF ADDITIONAL INFORMATION



                                                  ___________, 1999


         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Ariston Convertible Securities Fund dated ________, 1999. A copy of the Prospectus can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-888-________________.
































7981 2/17/99 11:03 AM

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE


DESCRIPTION OF THE TRUST.......................................................1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS................................................................1

INVESTMENT LIMITATIONS.........................................................5

THE INVESTMENT ADVISOR.........................................................8

TRUSTEES AND OFFICERS..........................................................8

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................9

DETERMINATION OF SHARE PRICE..................................................10

INVESTMENT PERFORMANCE........................................................11

CUSTODIAN.....................................................................12

TRANSFER AGENT................................................................12

ACCOUNTANTS...................................................................12

DISTRIBUTOR...................................................................12

ADMINISTRATOR.................................................................12

                                                       - 13 -
DESCRIPTION OF THE TRUST

         The Ariston Convertible Securities Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. High Yield Debt Securities. The widespread expansion of government, consumer and corporate debt within our economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. An economic downturn could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.

         The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security owned by the Fund defaulted, the Fund could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Fund's net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash. High yield securities also present risks based on payment expectations. For example, high yield securities may contain redemption of call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield securities value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemption, this may force it to sell its high yield securities without regard to their investment merits, thereby decreasing the asset based upon which the Fun's expenses can be spread and possibly reducing the Fund's rate of return.

         In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on the Fund's ability to accurately value high yield securities and the Fund's assets and on the Fund's ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

         New laws and proposed new laws may have an impact on the market for high yield securities. For example, new legislation requiring federally-insured savings and loan associations to divest their investments in high yield securities and pending proposals designed to limit the use, or tax and other advantages of high yield securities which, if enacted, could have a material effect on the Fund's net asset value and investment practices.

         There are also special tax considerations associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. For example, the Fund reports the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. Also, the shareholders are taxed on this interest event if the Fund does not distribute cash to them. Therefore, in order to pay taxes on this interest, shareholders may have to redeem some of their shares to pay the tax or the Fund may sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Fund's assets and may thereby increase its expense ratio and decrease its rate of return.

         Finally, there are risks involved in applying credit ratings as method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield securities. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Fund (in conjunction with its investment adviser) will continuously monitor the issuers of high yield securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities liquidity so the Fund can meet redemption requests.

         B. Options Transactions. The Fund may write (sell) covered call options and may purchase put and call options on individual securities and securities indices. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to the expiration of the option by making an offsetting purchase of an identical option. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option) or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying security or to deposit liquid high quality debt obligations in a separate account with the Custodian. When a Fund writes an option, the Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When the Fund writes a covered call option, it will receive a premium, but will assume the risk of loss should the price of the underlying security fall below the exercise price.


INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

          Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. The Fund will not engage in borrowing.


         3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Short Sales. The Fund will not effect short sales of securities except as described in the Prospectus or Statement of Additional Information.

         5. Options. The Fund will not purchase or sell puts, calls, options or straddles except as described in the Prospectus or Statement of Additional Information.

         6. Illiquid Investments. The Fund will not invest more than 10% of its total assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         7. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

THE INVESTMENT ADVISOR

         The Fund's investment advisor is Ariston Capital Management Corporation (the "Advisor"), 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005. As sole shareholder of the Advisor, Richard B. Russel may be deemed to be a controlling person of the Advisor.

         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of ____% of the average daily net assets of the Fund.

         The Advisor retains the right to use the name "Ariston" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Ariston" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

DISTRIBUTION PLAN

         The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan permits the Fund to pay directly, or reimburse the Advisor and Distributor, for distribution expenses in amount not to exceed 0.25% of the average daily net assets of the Fund. The Trustees expect that the Plan will significantly enhance the Fund's ability to distribute its shares. For a description of the Plan, see "Distribution Plan" in the Fund's Prospectus. The Plan has been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related  agreements  must be  approved  by the  Trustees  annually,  in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund. Any amendment increasing the maximum percentage payable under the Plan must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees. As an executive officer of the Fund's Distributor, Kenneth Trumpfheller, a Trustee of the Trust, may benefit indirectly from payments received by the Fund's Distributor.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ---------------- ======================================================================
       Name, Age and Address         Position                        Principal Occupations During Past 5 Years
==================================== ---------------- ======================================================================
*Kenneth D. Trumpfheller             President and    President, Treasurer and Secretary of AmeriPrime Financial Services,
Age:  40                             Trustee          Inc., the Fund's administrator, and AmeriPrime Financial Securities,
1793 Kingswood Drive                                  Inc., the Fund's distributor, since 1994.  Prior to December, 1994,
Suite 200                                             a senior client executive with SEI Financial Services.
Southlake, Texas  76092
==================================== ---------------- ======================================================================
Paul S. Bellany                      Secretary,       Secretary, Treasurer and Chief Financial Officer of AmeriPrime
Age:  39                             Treasurer        Financial Services, Inc. and AmeriPrime Financial Securities, Inc.;
1793 Kingswood Drive                                  various positions with Fidelity Investments from 1987 to 1998; most
Suite 200                                             recently Fund Reporting Unit Manager.
Southlake, Texas  76092
==================================== ---------------- ======================================================================
Steve L. Cobb                        Trustee          President of Chandler Engineering Company, L.L.C., oil and gas
Age:  41                                              services company; various positions with Carbo Ceramics, Inc., oil
2001 Indianwood Avenue                                field manufacturing/supply company, from 1984 to 1997, most recently
Broken Arrow, OK  74012                               Vice President of Marketing.
==================================== ================ ======================================================================
Gary E. Hippenstiel                  Trustee          Director, Vice President and Chief Investment Officer of Legacy
Age:  51                                              Trust Company since 1992; President and Director of Heritage Trust
600 Jefferson Street                                  Company from 1994-1996; Vice President and Manager of Investments of
Suite 350                                             Kanaly Trust Company from 1988 to 1992.
Houston, TX  77063
==================================== ================ ======================================================================

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.


====================================== -------------------------- =======================================
                Name                           Aggregate                    Total Compensation
                                             Compensation                from Trust (the Trust is
                                              from Trust                  not in a Fund Complex)
====================================== -------------------------- =======================================
Kenneth D. Trumpfheller                             0                               0
====================================== -------------------------- =======================================
Steve L. Cobb                                    $4,000                          $4,000
====================================== ========================== =======================================
Gary E. Hippenstiel                              $4,000                          $4,000
====================================== ========================== =======================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         [When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes adjustment is reasonable.]


DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         P(1+T)n=ERV

         Where:   P        =        a hypothetical $1,000 initial investment
                  T        =       average annual total return
                  n        =       number of years
                  ERV      =       ending  redeemable  value at the end of the
                                   applicable  period  of the hypothetical
                                   $1,000 investment   made  at  the   beginning
                                   of  the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         In addition to providing average annual total return, the Fund may also provide non-standardized quotations of total return for differing periods and may provide the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         UMB Bank, N.A., 928 Grand Blvd., 10th floor, Kansas City, Missouri 64106, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' Inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million).


ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.



ADMINISTRATOR

         The Fund retains AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, TX 76092, (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities.

                                AmeriPrime Funds

PART C.  OTHER INFORMATION

Item 23. Exhibits

(a)  Articles of Incorporation.

(i) Copy of Registrant's  Declaration of Trust, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  11,  is  hereby  incorporated  by reference.

(ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

(iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(vi) Copy of Amendment No. 5 and Amendment No. 6 to Registrant's Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, are hereby incorporated by reference.

(viii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ix) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(x) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

(xi) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(xii) Copy of Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.


(xiii) Copy of Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xiv) Copy of Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.


(b)  By-Laws.  Copy of  Registrant's  By-Laws,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  11,  is  hereby  incorporated  by reference.

(c) Instruments Defining Rights of Security Holders. - None other than in the Declaration of Trust, as amended, and By-Laws of the Registrant.

(d)  Investment Advisory Contracts.

(i) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Adviser to Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Registrant's Management Agreement with Jenswold, King & Associates, Adviser to Fountainhead Special Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(iii) Copy of Registrant's Management Agreement with Advanced Investment Technology, Inc., Adviser to AIT Vision U.S. Equity Portfolio, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(iv) Copy of Registrant's  Management  Agreement with GLOBALT,  Inc., Adviser to
GLOBALT   Growth   Fund,   which  was  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 11, is hereby incorporated by reference.

(v) Copy of Registrant's Management Agreement with Newport Investment Advisors, Inc., Adviser to the MAXIM Contrarian Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(vi) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., Adviser to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(vii) Copy of Registrant's Management Agreement with Commonwealth Advisors, Inc., Adviser to Florida Street Bond Fund and Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(viii) Copy of Registrant's Management Agreement with Corbin & Company, Adviser to Corbin Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(ix) Copy of Registrant's proposed Management Agreement with Vuong Asset Management Company, LLC, Adviser to MAI Enhanced Index Fund, MAI Growth & Income Fund, MAI Aggressive Growth Fund, MAI High-Yield Income Fund, MAI Capital Appreciation Fund and MAI Global Equity Fund (the "MAI Family of Funds"), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(x) Copy of Registrant's proposed Management Agreement with CWH Associates, Inc., Advisor to Worthington Theme Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incorporated by reference.

(xi) Copy of Registrant's Management Agreement with Burroughs & Hutchinson, Inc., Advisor to the Marathon Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.


(xii) Copy of Registrant's Management Agreement with The Jumper Group, Inc., Adviser to the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.


(xiii) Copy of Registrant's Management Agreement with Appalachian Asset Management, Inc., Advisor to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.


(xiv) Copy of Registrant's Management Agreement with Martin Capital Advisors, L.L.P., Advisor to the Austin Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.


(xv) Copy of Registrant's proposed Management Agreement with Paul B. Martin, Jr. d/b/a Martin Capital Advisors, Advisor to the Texas Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(xvi) Copy of Registrant's proposed Management Agreement with Paul B. Martin, Jr. d/b/a Martin Capital Advisors, Advisor to the U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.


(xvii) Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent, Advisor to the GJMB Growth Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  23,  is  hereby  incorporated  by reference.


(xviii) Copy of Registrant's Proposed Management Agreement with Cornerstone Investment Management, Advisor to the Cornerstone MVP Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No.18, is hereby incorporated by reference.


(xix) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Advisor to the Carl Domino Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xx) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Advisor to the Carl Domino Global Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xxi) Copy of Registrant's Proposed Management Agreement with Dobson Capital Management, Inc,. Advisor to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(xxii) Copy of Registrant's Proposed Management Agreement with Auxier Investment Management, LLC, Advisor to the Auxier Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(xxiii) Copy of Registrant's Proposed Management Agreement with Cornerstone Capital Management, Inc., Advisor to the Shepherd Values Market Neutral Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(xxiv) Copy of Registrant's Proposed Management Agreement with Cornerstone Capital Management, Inc., Advisor to the Shepherd Values Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(xxv) Copy of Registrant's Proposed Management Agreement with Monument Investments, Inc., Advisor to the 10K Smart Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(xxvi) Copy of Registrant's Proposed Management Agreement with Columbia Partners, L.L.C., Investment Management, Advisor to the Columbia Partners Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 20, is hereby incorporated by reference.

(xxvii) Copy of Registrant's Proposed Management Agreement with Legacy Investment Group, LLC, d/b/a Cash Management Systems ("CMS"), Adviser to The
Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

(xxviii) Sub-Advisory Agreement for The Cash Fund [to be supplied].


(xxix) Copy of Registrant's Proposed Management Agreement with Ariston Capital Management Corporation, Advisor to the Ariston Convertible Securities Fund, is filed herewith.


(e)  Underwriting Contracts.

(i) Copy of Registrant's Amended and Restated Underwriting Agreement with AmeriPrime Financial Securities, Inc., which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  8,  is  hereby  incorporated  by
reference.

(ii) Copy of Registrant's proposed Underwriting Agreement with AmeriPrime Financial Securities, Inc. and OMNI Financial Group, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(f)  Bonus or  Profit Sharing Contracts.- None.

(g)   Custodial Agreements.

(i) Copy of Registrant's Agreement with the Custodian, Star Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Registrant's Appendix B to the Agreement with the Custodian, Star Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.


(iii) Copy of Registrant's Proposed Agreement with UMB Bank, N.A., Custodian to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.


(h) Other Material Contracts. Copy of Registrant's Agreement with the Administrator, AmeriPrime Financial Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(i) Legal Opinion. Opinion and Consent of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(j) Other Opinions. Consent of Accountant is filed herewith.

(k)  Omitted Financial Statements.- None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.

(i) Copy of Registrant's Rule 12b-1 Distribution Plan for The MAXIM Contrarian Fund (now the NewCap Contrarian Fund), which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  1,  is  hereby  incorporated  by
reference.

(ii) Form of Registrant's Rule 12b-1 Service Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

(iii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Austin Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(iv) Copy of Registrant's Rule 12b-1 Distribution Plan for the Texas Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(v) Copy of Registrant's Rule 12b-1 Distribution Plan for the U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(vi) Copy of Registrant's Proposed Rule 12b-1 Distribution Plan for the 10K Smart Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.


(vii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Jumper Strategic Advantage Fund is filed herewith.

(viii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Dobson Covered Call Fund is filed herewith.

(ix) Copy of Registrant's Proposed Rule 12b-1 Distribution Plan for the Ariston Convertible Securities Fund is filed herewith.


(n) Financial Data Schedule - None.

(o) Rule 18f-3 Plan.

(i) Rule 18f-3 Plan for the Carl Domino Equity  Income Fund,  which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  16,  is  hereby
incorporated by reference.

(ii) Rule 18f-3 Plan for the Jumper Strategic Advantage Fund, which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  21,  is  hereby
incorporated by reference.

(p)Power of Attorney.

(i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

(ii) Powers of Attorney for Trustees and Officers which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.


(iii) Power of Attorney for the Treasurer of the Trust is filed herewith.

Item 24. Persons Controlled by or Under Common Control with the Registrant (As of November 18, 1998)

(a) U.S. Trust Company of Florida, as Trustee of the Killian Charitable Remainder Unitrust, may be deemed to control the AIT Vision U.S. Equity Portfolio as a result of its beneficial ownership of the Portfolio. The
     Registrant is unaware of any person under common control with the Portfolio.

(b) Cheryl and Kenneth Holeski may be deemed to control The NewCap Contrarian Fund as a result of their beneficial ownership of the Fund. The Fund and the Fund's adviser, Newport Investment Advisors, Inc., may be under common control.

(c) Sun Trust Bank, as custodian for the Arthur S. Damos Foundation, may be deemed to control the Jumper Strategic Advantage Fund as a result of its beneficial ownership of the Fund. The Registrant is unaware of any person under common control with the Fund.

Item 25. Indemnification

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
indemnification of officers and Trustees as follows:

         Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

         Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

A. Carl Domino Associates, L.P., 580 Village Boulevard, Suite 225, West Palm Beach, Florida 33409, ("CDA"), adviser to the Carl Domino Equity Income Fund, the Carl Domino Growth Fund and the Carl Domino International Global Equity Income Fund, is a registered investment adviser.

(1) CDA has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the partners and officers of CDA during the past two years.

(a) Lawrence Katz, a partner in CDA, is an orthopedic surgeon in private practice.

(b) Saltzman Partners, a partner in CDA, is a limited partnership that invests in companies and businesses.

(c) Cango Inversiones, SA, a partner in CDA, is a foreign business entity that invests in U.S. companies and businesses.

B. King Investment Advisors Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 ("King King"), adviser to the Fountainhead Special Value Fund, is a registered investment adviser.

(1) King has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of King during the past two years.

(a) John Servis, a director of JKA King, is a licensed real estate broker.

C. Advanced Investment Technology, Inc., 311 Park Place Boulevard, Suite 250, Clearwater, Florida 34619 ("AIT"), adviser to AIT Vision U.S. Equity Portfolio, is a registered investment adviser.

(1) AIT has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of AIT during the past two fiscal years.

(a) Dean S. Barr, director and the CEO of AIT, was has been the managing director LBS Capital Management, Inc., 311 Park Place Blvd., Clearwater, Florida from 1989 1996, head of research at State Street Global Advisors in Boston, Massachasetts since October 1997.

(b) Nicholas Lopardo, a director of AIT, is the Investment Advisor CEO of State Street Global Advisors, Bank and Trust in Boston, Massachusetts.

(c) Bryan Stypul, CFO & Treasure of AIT, was the comptroller for Terra Communications, Clearwater, Florida in 1996, and prior to that, the CEO of Beacong Advisors, Treasure Island, Florida

(d) Raymond L. Killian, a director of AIT, is the Chairman of the Board of Investment Technology Group, Inc., 900 3rd Avenue, New York, New York.

(e) Marc Simmons, a director of AIT, is a principal of State Street Global Advisors.

(f) Alan Brown, a director of AIT, is the CEO of State Street Global Advisors., 28 King Street, London, England.

(g) John Snow, a director of AIT, is the managing director of State Street Global Advisors. Prior to 1997, he was the president of NatWest Investment Advisers, Boston Massachusetts.

D. GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 ("GLOBALT"), adviser to GLOBALT Growth Fund, is a registered investment adviser.

(1) GLOBALT has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the officers and directors of GLOBALT during the past two years.

(a) Gregory S. Paulette, an officer of GLOBALT, is the president of GLOBALT Capital Management, a division of GLOBALT.

E. Newport Investment Advisors, Inc., 20600 Chagrin Boulevard, Suite 1020, Shaker Heights, Ohio 44122 ("Newport"), adviser to The NewCap Contrarian Fund, is a registered investment adviser.

(1) Newport has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the officers and directors of Newport during the past two years.

(a) Kenneth Holeski, president of Newport, is the vice president of Newport Evaluation Services, Inc., a fiduciary consulting business at 20600 Chagrin Boulevard, Shaker Heights, Ohio 44122, and a registered representative of WRP Investments, Inc., 4407 Belmont Avenue, Youngstown, Ohio 44505, a registered broker/dealer.

(b) Donn M. Goodman, vice president of Newport, is the president of Newport Evaluation Services, Inc.

F. IMS Capital Management, Inc., 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, ("IMS"), Adviser to the IMS Capital Value Fund, is a registered investment adviser.

(1) IMS has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of IMS during the past two years - None.

G. CommonWealth Advisors, Inc., 929 Government Street, Baton Rouge, Louisiana 70802, ("CommonWealth"), Adviser to the Florida Street Bond Fund and the Florida Street Growth Fund, is a registered investment adviser.

(1) CommonWealth has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of CommonWealth during the past two years.

(a) Walter A. Morales, President/Chief Investment Officer of CommonWealth was the Director of an insurance/broadcasting corporation, Guaranty Corporation, 929 Government Street, Baton Rouge, Louisiana 70802 from August 1994 to February 1996. From September 1994 through the present, a registered representative of a Broker/Dealer company, Securities Service Network, 2225 Peters Road, Knoxville, Tennessee 37923. Beginning August 1995 through the present, an instructor at the University of Southwestern Louisiana in Lafayette, Louisiana.

H. Corbin & Company, 1320 S. University Drive, Suite 406, Fort Worth, Texas 76107, ("Corbin"), Adviser to the Corbin Small-Cap Value Fund, is a registered investment adviser.

(1) Corbin has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Corbin during the past two years - None.

I. Vuong Asset Management Company, LLC, 6575 West Loop South, Suite 110, Houston, Texas 77401, ("VAMCO"), Adviser to the MAI Family of Funds, is a registered investment adviser.

(1) VAMCO has engaged in no other business during the past two fiscal years.

(2) The following list sets forth substantial business activities of the directors and officers of VAMCO during the past two years.

(a) Qui Tu Vuong, the Chief Investment Officer and head of Equity Asset Management of VAMCO, is the Chief Executive Officer of Vuong & Co., LLC, a holding company at 6575 West Loop South #110, Bellaire, Texas 77401; and Sales Manager/Equities Regulation Representative of Omni Financial Group, LLC, a securities brokerage company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Oishiicorp, Inc., an investment advising corporation at 6575 West Loop South #110, Bellaire, Texas 77401; and Managing General Partner of Sigma Delta Capital Appreciation Funds, LP, an investment company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Premier Capital Management and Consulting Group, Inc., a financial consulting corporation at 6575 West Loop South #170, Bellaire, Texas 77401; and from August, 1992 through February, 1996, he was a registered representative of Securities America, Inc., a securities brokerage corporation at 6575 West Loop South #170, Bellaire, Texas 77401.

(b) Quyen Ngoc Vuong, President, Chairman and Chief Financial Officer of VAMCO, is the Manager of Vuong & Company, LLC, and Manager of Omni Financial Group, LLC.

(c) Can Viet Le, Manager of VAMCO, is the Manager of Vuong and Company, LLC, and was Co Founder and Chief Financial Officer of Tribe Computer Works, a manufacturing network in Alameda, California from April 1990 through January, 1996.

J. CWH Associates, Inc., 200 Park Avenue, Suite 3900, New York, New York 10166, ("CWH"), Advisor to the Worthington Theme Fund, is a registered investment Advisor.

(1) CWH has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of CWH during the past two years.

Andrew M. Abrams, the Chief Operating Officer of CWH, is a General Partner of Abrams Investment Partners, L.P., an investment limited partnership at 200 Park Avenue, Suite 3900, New York, New York 10166.

K. Burroughs & Hutchinson, Inc., 702 West Idaho Street, Suite 810, Boise, Idaho ("B&H"), advisor to Marathon Value Fund, is a registered investment adviser.

(1) B&H has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of B&H during the past two years.

Mark R. Matskoo, Vice President and Director of B&H, was broker with D.A. Davidson & Co., a broker/dealer in Boise, Idaho, from 1994 to 1996.

L. The Jumper Group, Inc., 1 Union Square, Suite 505, Chattanooga, Tennessee 37402, ("Jumper"), Advisor to the Jumper Strategic Advantage Fund, is a registered investment advisor.

(1) Jumper has engaged in no other business during the past two fiscal years.

(2) The following list set forth other substantial business activities of the directors and officers of Jumper during the past two years - None.

M. Appalachian Asset Management, Inc., 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301 ("AAM"), advisor to AAM Equity Fund, is a registered investment advisor.

(1) AAM has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of AAM during the past two years - None.

N. Martin Capital Advisors, L.L.P. ("Martin"), 812 San Antonio, Suite G14, Austin, TX 78701 ("Martin"), advisor to Austin Opportunity Fund, Texas Opportunity Fund, and U.S. Opportunity Fund, is a registered investment advisor.

(1) Martin has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of GJMB during the past two years - None.

O. Gamble, Jones, Morphy & Bent, Inc., 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101 ("GJMB"), Advisor to the GJMB Fund, is a registered investment advisor.

(1) GJMB has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of GJMB during the past two years - None.

P.  Cornerstone  Investment  Management,  L.L.C.  132 West Main  Street,  Aspen,
Colorado 81611 ("Cornerstone"), Advisor to the Cornerstone MVP Fund, is a registered investment advisor.

(1) Cornerstone has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Cornerstone during the past two years:

Christopher   Shawn   Ryan,   managing   member   of   Cornerstone,   was   Vice
President-Portfolio Manager at NationsBank in Dallas, Texas from January 1994 to October 1997.

Q. Dobson Capital Management, Inc., 1422 Van Ness Street., Santa Ana, CA 92707 ("Dobson"), Advisor to the Dobson Covered Call Fund, is a registered investment advisor.

(1) Dobson has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Dobson during the past two years: Charles L. Dobson, President of Dobson, was the Director of Trading with Analytic/TSA Global Asset Management, 700 S. Flower Street, Suite 2400, Los Angeles CA, from 1996 to 1998.

R. Auxier Investment, Inc., LLC, 25628 N.E. Glass Road, Oregon, OR 97002 ("Auxier"), Advisor to the Auxier Focus Fund, is registered investment advisor.

(1) Auxier has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Auxier during the past two years: Jeffrey Auxier, Managing Member of Auxier, was a Senior Portfolio Management Director with Smith Barney, Inc. until 1998.

S. Cornerstone Capital Management, Inc., 6760 Corporate Drive, Suite 230, Colorado Springs, CO 80919 ("CCM"), Adviser to the Shepherd Value Market Fund and the Shepherd Value Growth Fund, is a registered investment advisor.

(1) CCM has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of CCM during the past two years:

a) Ted M. Ehrlichman, Director of CCM, was a principal with SunTek, Inc., Colorado Springs, CO, a pension consulting firm, from 1995 to 1997.

b) Frank Franiak, Director of CCM, is the President of Monroe Capital, Inc., Chicago, IL, a consulting firm, and a registered representative of March Capital, Inc., Chicago, IL, a broker-dealer.

c) Jason D.  Huntley,  Director of CCM, was Director of  Institutional  Services
with  First  Affirmative/Walnut  Street  Advisers,   Colorado  Springs,  CO,  an
investment advisory firm, from 1996 to 1997.

d) Craig D. Van Hulzen, Director of CCM, was Director of Research with First Affirmative/Walnut Street Advisers, and a registered representative of Walnut Street Securities, Colorado Springs, CO, a broker-dealer, from 1995 to 1997.

T. Monument Investments, Inc., 5952 Royal Lane, Suite 270, Dallas, TX 85230 ("Monument"), Advisor to the 10K Smart Trust, is a registered investment advisor.

(1) Monument has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Monument during the past two years:

Gerald R. James, Jr. a director of Monument, has been a Vice President/Bank Manager at First State Bank of North Texas in Dallas, Texas since February 1998. From February 1996 to February 1998, Mr. James served as Vice President of Fidelity Bank in Dallas, Texas.

Robert W. Manry, a director of Monument, has been an Account Executive at Global Dallas (a trucking company) in Irving, Texas since 1987.

U. Columbia Partners, L.L.C., Investment Management, 1775 Pennsylvania Avenue, N.W., Washington, DC 20006 ("Columbia"), Advisor to the Columbia Partners Equity Fund, is a registered investment advisor.

(1) Columbia has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Columbia during the past two years:

Rhys H. Williams, a principal of Columbia, has been a portfolio manager at Columbia since late 1997. Prior to that time, Mr. Williams was the Senior Vice President at Prudential Securities in Philadelphia, PA since 1987.

V. Legacy Investment Group, LLC, d/b/a Cash Management Systems, 290 Turnpike Road, #338, Westborogh, Massachusetts ("CMS), Advisor to The Cash Fund, is a registered investment advisor.

1.       CMS has engaged in no other business during the past two years.

2. The following list sets forth other substantial business activities of the directors and officers of CMS during the past two years:

David W. Reavill, Member of CMS, was a Vice President with Fixed Income Discount Advisory Corp., Shrewsbury, MA, a money market firm, from 1997 to 1998 and a Vice President of Reich & Tang, LLC, Westlake Village, CA, a money market firm, from 1996 to 1997.


W. Ariston Capital Management Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005 ("Ariston"), Advisor to the Ariston Convertible Securities Fund, is a registered investment advisor.

1.       Ariston has engaged in no other business during the past two years.

2. The following list sets forth other substantial business activities of the directors and officers of Ariston during the past two years: None.


Item 27. Principal Underwriters

A. AmeriPrime Financial Securities, Inc., is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President and a Trustee of the Registrant. It is also the underwriter for the AmeriPrime Insurance Trust, the Kenwood Funds, the Rockland Funds Trust, the TANKA Funds, Inc. and the Grand Prix Fund.

B. Omni Financial Group, LLC ("OMNI") acts as co-distributor, along with AmeriPrime Financial Securities, Inc., of the MAI Family of Funds. Qui T. Vuong, Quyen N. Vuong and Diep N. Vuong, each of whose principal business address is 6575 West Loop South, Suite 125, Bellaire, Texas 77401, are the managers of OMNI, and they hold no offices or position with the Registrant.

Item 28. Location of Accounts and Records

         Accounts,  books and  other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agents, American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760 and Unified Fund Services, Inc., 431 Pennsylvania Street, Indianapolis, IN 46204.

Item 29. Management Services Not Discussed in Parts A or B

         None.

Item 30. Undertakings


         None.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 17th day of February, 1999.



                                                 AmeriPrime Funds



                     By:__________/s/_________________________
                              Donald S. Mendelsohn,
                                Attorney-in-Fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Kenneth D. Trumpfheller,
President and Trustee

                      By:____________/s/______________________
                              Donald S. Mendelsohn,
Gary E. Hippensteil, Trustee                           Attorney-in-Fact


Steve L. Cobb, Trustee                                 February 17, 1999

Paul S. Bellany, Treasurer

                                  EXHIBIT INDEX

1.   Proposed Management Agreement with Ariston Capital
     Management Corporation ............................................EX-99.B5
2.   Consent of Accountant.............................................EX-99.B11
3.   Distribution Plan for the Jumper Strategic Advantage Fund ......EX-99.B15.1
4.   Distribution Plan for the Dobson Covered Call Fund..............EX-99.B15.2
5.   Proposed Distribution Plan for the Ariston Covertible
     Securities Fund.................................................EX-99.B15.3
6.   Power of Attorney for Treasurer of the Trust .....................EX-99.POA